Short-term Borrowings and Long-term Debt (Components of Long-term Debt) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017
Debt Instrument [Line Items]
Total, before debt issuance costs		¥ 27,083,245	¥ 26,144,985
Debt issuance cost		(13,689)	(13,458)
Total, after debt issuance costs		27,069,556	26,131,527
MUFG [Member]
Debt Instrument [Line Items]
Obligation under capital leases		1,973	15
Total, before debt issuance costs		5,362,561	3,702,240
MUFG [Member] | Unsubordinated Debt [Member]
Debt Instrument [Line Items]
Long-term debt		2,410,872	1,558,303
MUFG [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 1,737,809	1,265,620
Payable, currency		US dollars
Maturity date range, Start		2021
Maturity date range, End		2028
MUFG [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds I [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		2.19%
MUFG [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds I [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		3.96%
MUFG [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds II [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 230,629	23,958
Payable, currency		Euro
Maturity date range, Start		2021
Maturity date range, End		2033
MUFG [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds II [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.40%
MUFG [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds II [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		1.75%
MUFG [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds III [Member]
Debt Instrument [Line Items]
Long-term debt	[1],[2]	¥ 17,639
Payable, currency		Other currencies
Maturity date		2027
MUFG [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds III [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		3.77%
MUFG [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds III [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		4.05%
MUFG [Member] | Unsubordinated Debt [Member] | Floating Rate Bonds I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 424,795	268,725
Payable, currency		US dollars
Maturity date range, Start		2021
Maturity date range, End		2023
MUFG [Member] | Unsubordinated Debt [Member] | Floating Rate Bonds I [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		2.54%
MUFG [Member] | Unsubordinated Debt [Member] | Floating Rate Bonds I [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		3.89%
MUFG [Member] | Subordinated Debt [Member]
Debt Instrument [Line Items]
Long-term debt		¥ 2,949,716	2,143,922
MUFG [Member] | Subordinated Debt [Member] | Fixed Rate Bonds I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 482,662	412,783
Payable, currency		Japanese yen
Maturity date range, Start		2024
Maturity date range, End		2030
MUFG [Member] | Subordinated Debt [Member] | Fixed Rate Bonds I [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.37%
MUFG [Member] | Subordinated Debt [Member] | Fixed Rate Bonds I [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		1.39%
MUFG [Member] | Subordinated Debt [Member] | Adjustable Rate Bonds I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 795,944	426,838
Payable, currency		Japanese yen
Maturity date range, Start		2024
Maturity date range, End		2028
MUFG [Member] | Subordinated Debt [Member] | Adjustable Rate Bonds I [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.35%
MUFG [Member] | Subordinated Debt [Member] | Adjustable Rate Bonds I [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.66%
MUFG [Member] | Subordinated Debt [Member] | Adjustable Rate Bonds II [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 1,557,610	1,229,282
Payable, currency		Japanese yen
Maturity date		No stated maturity
MUFG [Member] | Subordinated Debt [Member] | Adjustable Rate Bonds II [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		1.12%
MUFG [Member] | Subordinated Debt [Member] | Adjustable Rate Bonds II [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		4.42%
MUFG [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 32,500	16,000
Payable, currency		Japanese yen
Maturity date range, Start		2025
Maturity date range, End		2028
MUFG [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings I [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.46%
MUFG [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings I [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.50%
MUFG [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings II [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 1,500	1,500
Payable, currency		Japanese yen
Maturity date		No stated maturity
Interest rate, stated percentage		4.78%
MUFG [Member] | Subordinated Debt [Member] | Floating Rate Bonds I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 3,500	3,500
Payable, currency		Japanese yen
Maturity date		No stated maturity
Interest rate, stated percentage		3.03%
MUFG [Member] | Subordinated Debt [Member] | Floating Rate Borrowings I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 76,000	53,000
Payable, currency		Japanese yen
Maturity date range, Start		2025
Maturity date range, End		2027
MUFG [Member] | Subordinated Debt [Member] | Floating Rate Borrowings I [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.58%
MUFG [Member] | Subordinated Debt [Member] | Floating Rate Borrowings I [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.79%
MUFG [Member] | Subordinated Debt [Member] | Floating Rate Borrowings II [Member]
Debt Instrument [Line Items]
Long-term debt	[1]		¥ 599
Payable, currency			Euro
Maturity date			No stated maturity
Interest rate, stated percentage			1.73%
MUFG [Member] | Subordinated Debt [Member] | Floating Rate Borrowings III [Member]
Debt Instrument [Line Items]
Long-term debt	[1],[2]		¥ 420
Payable, currency			Other currencies
Maturity date			No stated maturity
Interest rate, stated percentage			2.49%
BK [Member]
Debt Instrument [Line Items]
Obligation under capital leases		6,906	¥ 7,310
Total, before debt issuance costs		14,512,049	16,108,187
BK [Member] | Obligations under Sale-and-leaseback Transactions [Member]
Debt Instrument [Line Items]
Long-term debt		41,892	43,032
BK [Member] | Unsubordinated Debt [Member]
Debt Instrument [Line Items]
Long-term debt		12,638,440	13,714,963
BK [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 346,800	472,300
Payable, currency		Japanese yen
Maturity date range, Start		2018
Maturity date range, End		2027
BK [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds I [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.22%
BK [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds I [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		2.69%
BK [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds II [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 1,451,745	1,761,868
Payable, currency		US dollars
Maturity date range, Start		2018
Maturity date range, End		2048
BK [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds II [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.00%
BK [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds II [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		4.70%
BK [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds III [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 111,956	92,708
Payable, currency		Euro
Maturity date range, Start		2022
Maturity date range, End		2037
BK [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds III [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.88%
BK [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds III [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		2.06%
BK [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds IV [Member]
Debt Instrument [Line Items]
Long-term debt	[1],[2]	¥ 19,502	23,550
Payable, currency		Other currencies
Maturity date range, Start		2021
Maturity date range, End		2047
BK [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds IV [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.00%
BK [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds IV [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		5.30%
BK [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 9,561,784	10,064,790
Payable, currency		Japanese yen
Maturity date range, Start		2018
Maturity date range, End		2028
BK [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings I [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.00%
BK [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings I [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.25%
BK [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings II [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 38	124
Payable, currency		US dollars
Maturity date		2018
Interest rate, stated percentage		7.49%
BK [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings III [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 1,044	479
Payable, currency		Euro
Maturity date		2026
Interest rate, stated percentage		0.00%
BK [Member] | Unsubordinated Debt [Member] | Adjustable Rate Bonds I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 1,062	1,122
Payable, currency		US dollars
Maturity date		2030
Interest rate, stated percentage		3.00%
BK [Member] | Unsubordinated Debt [Member] | Floating Rate Bonds I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 53,120	145,847
Payable, currency		US dollars
Maturity date		2018
Interest rate, stated percentage		3.13%
BK [Member] | Unsubordinated Debt [Member] | Floating Rate Bonds II [Member]
Debt Instrument [Line Items]
Long-term debt	[1],[2]		¥ 55,796
Payable, currency			Other currencies
Maturity date			2017
Interest rate, stated percentage			2.90%
BK [Member] | Unsubordinated Debt [Member] | Floating Rate Borrowings I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 1,071,239	¥ 1,075,494
Payable, currency		US dollars
Maturity date range, Start		2018
Maturity date range, End		2031
BK [Member] | Unsubordinated Debt [Member] | Floating Rate Borrowings I [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		1.53%
BK [Member] | Unsubordinated Debt [Member] | Floating Rate Borrowings I [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		2.91%
BK [Member] | Unsubordinated Debt [Member] | Floating Rate Borrowings II [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 20,150	20,885
Payable, currency		Euro
Maturity date range, Start		2021
Maturity date range, End		2022
BK [Member] | Unsubordinated Debt [Member] | Floating Rate Borrowings II [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.00%
BK [Member] | Unsubordinated Debt [Member] | Floating Rate Borrowings II [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.06%
BK [Member] | Subordinated Debt [Member]
Debt Instrument [Line Items]
Long-term debt		¥ 1,202,750	1,737,173
BK [Member] | Subordinated Debt [Member] | Fixed Rate Bonds I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 520,350	706,677
Payable, currency		Japanese yen
Maturity date range, Start		2019
Maturity date range, End		2031
BK [Member] | Subordinated Debt [Member] | Fixed Rate Bonds I [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		1.31%
BK [Member] | Subordinated Debt [Member] | Fixed Rate Bonds I [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		2.91%
BK [Member] | Subordinated Debt [Member] | Fixed Rate Borrowings I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 98,400	230,400
Payable, currency		Japanese yen
Maturity date range, Start		2022
Maturity date range, End		2035
BK [Member] | Subordinated Debt [Member] | Fixed Rate Borrowings I [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.38%
BK [Member] | Subordinated Debt [Member] | Fixed Rate Borrowings I [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		2.24%
BK [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 73,000	129,000
Payable, currency		Japanese yen
Maturity date range, Start		2023
Maturity date range, End		2028
BK [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings I [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.40%
BK [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings I [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		2.86%
BK [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings II [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 496,000	651,000
Payable, currency		Japanese yen
Maturity date		No stated maturity
BK [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings II [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		1.69%
BK [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings II [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		4.78%
BK [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings III [Member]
Debt Instrument [Line Items]
Long-term debt	[1]		¥ 2,995
Payable, currency			Euro
Maturity date			No stated maturity
Interest rate, stated percentage			1.73%
BK [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings IV [Member]
Debt Instrument [Line Items]
Long-term debt	[1],[2]		¥ 2,101
Payable, currency			Other currencies
Maturity date			No stated maturity
Interest rate, stated percentage			2.49%
BK [Member] | Subordinated Debt [Member] | Floating Rate Borrowings I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 15,000	¥ 15,000
Payable, currency		Japanese yen
Maturity date		2027
Interest rate, stated percentage		0.16%
BK [Member] | Obligations under Loan Securitization Transaction Accounted for as Secured Borrowings [Member]
Debt Instrument [Line Items]
Long-term debt		¥ 622,061	605,709
Maturity date range, Start		2018
Maturity date range, End		2077
BK [Member] | Obligations under Loan Securitization Transaction Accounted for as Secured Borrowings [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.42%
BK [Member] | Obligations under Loan Securitization Transaction Accounted for as Secured Borrowings [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		3.89%
Other Subsidiaries [Member]
Debt Instrument [Line Items]
Obligation under capital leases		¥ 9,835	9,348
Total, before debt issuance costs		7,208,635	6,334,558
Other Subsidiaries [Member] | Unsubordinated Debt [Member]
Debt Instrument [Line Items]
Long-term debt		6,447,691	5,607,836
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings, Bonds and Notes I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 3,453,352	2,688,264
Payable, currency		Japanese yen
Maturity date range, Start		2018
Maturity date range, End		2042
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings, Bonds and Notes I [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.00%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings, Bonds and Notes I [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		6.20%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings, Bonds and Notes II [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 936,086	952,937
Payable, currency		US dollars
Maturity date range, Start		2018
Maturity date range, End		2037
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings, Bonds and Notes II [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.00%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings, Bonds and Notes II [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		8.00%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings, Bonds and Notes III [Member]
Debt Instrument [Line Items]
Long-term debt	[1],[2]	¥ 190,567	166,346
Payable, currency		Other currencies
Maturity date range, Start		2018
Maturity date range, End		2037
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings, Bonds and Notes III [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.50%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings, Bonds and Notes III [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		15.33%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds and Notes I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 2,619	1,079
Payable, currency		Euro
Maturity date range, Start		2020
Maturity date range, End		2022
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds and Notes I [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		1.10%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds and Notes I [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		1.28%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds and Notes II [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 330,814	308,804
Payable, currency		Thai baht
Maturity date range, Start		2018
Maturity date range, End		2024
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds and Notes II [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.01%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds and Notes II [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		9.00%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Floating/Adjustable Rate Borrowings Bonds and Notes I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 1,342,318	1,269,910
Payable, currency		Japanese yen
Maturity date range, Start		2018
Maturity date range, End		2048
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Floating/Adjustable Rate Borrowings Bonds and Notes I [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.00%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Floating/Adjustable Rate Borrowings Bonds and Notes I [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		20.00%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Floating Rate Borrowings, Bonds and Notes I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 186,515	217,469
Payable, currency		US dollars
Maturity date range, Start		2018
Maturity date range, End		2027
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Floating Rate Borrowings, Bonds and Notes I [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.00%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Floating Rate Borrowings, Bonds and Notes I [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		38.00%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Floating Rate Borrowings, Bonds and Notes II [Member]
Debt Instrument [Line Items]
Long-term debt	[1],[2]	¥ 5,420	2,761
Payable, currency		Other currencies
Maturity date range, Start		2018
Maturity date range, End		2020
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Floating Rate Borrowings, Bonds and Notes II [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		1.43%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Floating Rate Borrowings, Bonds and Notes II [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		9.63%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Floating Rate Bonds and Notes I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]		¥ 266
Payable, currency			Euro
Maturity date			2018
Interest rate, stated percentage			1.00%
Other Subsidiaries [Member] | Subordinated Debt [Member]
Debt Instrument [Line Items]
Long-term debt		700,558	¥ 690,543
Other Subsidiaries [Member] | Subordinated Debt [Member] | Fixed Rate Borrowings, Bonds and Notes I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 364,326	378,548
Payable, currency		Japanese yen
Maturity date range, Start		2018
Maturity date range, End		2030
Other Subsidiaries [Member] | Subordinated Debt [Member] | Fixed Rate Borrowings, Bonds and Notes I [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.65%
Other Subsidiaries [Member] | Subordinated Debt [Member] | Fixed Rate Borrowings, Bonds and Notes I [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		2.89%
Other Subsidiaries [Member] | Subordinated Debt [Member] | Fixed Rate Borrowings, Bonds and Notes II [Member]
Debt Instrument [Line Items]
Long-term debt	[1],[2]	¥ 7,428	6,847
Payable, currency		Other currencies
Maturity date		2021
Interest rate, stated percentage		0.00%
Other Subsidiaries [Member] | Subordinated Debt [Member] | Fixed Rate Bonds and Notes I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 1,661	1,710
Payable, currency		US dollars
Maturity date range, Start		2019
Maturity date range, End		2027
Other Subsidiaries [Member] | Subordinated Debt [Member] | Fixed Rate Bonds and Notes I [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		7.50%
Other Subsidiaries [Member] | Subordinated Debt [Member] | Fixed Rate Bonds and Notes I [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		10.85%
Other Subsidiaries [Member] | Subordinated Debt [Member] | Fixed Rate Bonds and Notes II [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 144,900	80,560
Payable, currency		Thai baht
Maturity date range, Start		2020
Maturity date range, End		2027
Other Subsidiaries [Member] | Subordinated Debt [Member] | Fixed Rate Bonds and Notes II [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		3.40%
Other Subsidiaries [Member] | Subordinated Debt [Member] | Fixed Rate Bonds and Notes II [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		3.90%
Other Subsidiaries [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings, Bonds and Notes I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 104,500	104,500
Payable, currency		Japanese yen
Maturity date		No stated maturity
Interest rate, stated percentage		3.50%
Other Subsidiaries [Member] | Subordinated Debt [Member] | Floating Rate Borrowings, Bonds and Notes I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 72,493	112,985
Payable, currency		Japanese yen
Maturity date range, Start		2018
Maturity date range, End		2021
Other Subsidiaries [Member] | Subordinated Debt [Member] | Floating Rate Borrowings, Bonds and Notes I [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.45%
Other Subsidiaries [Member] | Subordinated Debt [Member] | Floating Rate Borrowings, Bonds and Notes I [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.73%
Other Subsidiaries [Member] | Subordinated Debt [Member] | Floating Rate Borrowings, Bonds and Notes II [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 5,250	5,393
Payable, currency		US dollars
Maturity date range, Start		2019
Maturity date range, End		2036
Other Subsidiaries [Member] | Subordinated Debt [Member] | Floating Rate Borrowings, Bonds and Notes II [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		3.29%
Other Subsidiaries [Member] | Subordinated Debt [Member] | Floating Rate Borrowings, Bonds and Notes II [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		10.44%
Other Subsidiaries [Member] | Obligations under Loan Securitization Transaction Accounted for as Secured Borrowings [Member]
Debt Instrument [Line Items]
Long-term debt		¥ 50,551	¥ 26,831
Maturity date range, Start		2018
Maturity date range, End		2020
Other Subsidiaries [Member] | Obligations under Loan Securitization Transaction Accounted for as Secured Borrowings [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.23%
Other Subsidiaries [Member] | Obligations under Loan Securitization Transaction Accounted for as Secured Borrowings [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		2.32%

[1]	Adjustable rate debts are debts where interest rates are reset in accordance with the terms of the debt agreements, and floating rate debts are debts where interest rates are repriced in accordance with movements of markets indices.
[2]	Minor currencies, such as Australian dollars, British pounds, Indonesian rupiah, Brazilian real, Russian ruble, etc, have been summarized into the "other currencies" classification.